Finance and Other Income and Foreign Exchange Gains/(Losses), Net - Summary of Finance and Other Income and Foreign Exchange Gains/(Losses), Net (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure of finance and other income and Foreign exchange gains/(losses), net [abstract]
Interest income	₨ 16,889		₨ 13,114	₨ 18,442
Dividend income	3		2	4
Exchange fluctuation gain on foreign currency borrowings	0		1,485	0
Net gain from investments classified as FVTPL	1,344		1,270	1,478
Net gain/(loss) from investments classified as FVTOCI	(51)		386	988
Finance and other income	18,185	$ 222	16,257	20,912
Foreign exchange gains/(losses), net, on financial instruments measured at FVTPL	(4,342)		808	4,383
Other foreign exchange gains/(losses), net	8,814		3,547	(1,388)
Foreign exchange gains/(losses), net	₨ 4,472	$ 54	₨ 4,355	₨ 2,995